Offerings - Offering: 1	Apr. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Amount Registered | shares	275,000
Proposed Maximum Offering Price per Unit	58.4
Maximum Aggregate Offering Price	$ 16,060,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,217.89
Offering Note
(1)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional common shares of the Registrant that become issuable under the Amended and Restated 2025 Inducement Equity Incentive Plan (the “Amended and Restated 2025 Plan”) by reason of any share dividend, share split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant’s outstanding common shares.